UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Chief Investment Officer
Phone:     414-665-3336

Signature, Place, and Date of Signing:




 Mark G. Doll     Milwaukee, WI     November 14, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01096                     Russell Trust Company
028-01190                     Frank Russell Company
028-05583                     Northwestern Mutual Capital, LLC
028-10206                     Mason Street Advisors, LLC
028-11160                     Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $42,634 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AASTROM BIOSCIENCES INC        COM NEW          00253U305        0      125 SH       DEFINED                                     125
ALCATEL-LUCENT                 SPONSORED ADR    013904305        0       97 SH       DEFINED                                      97
ALTRIA GROUP INC               COM              02209S103        1       52 SH       DEFINED                                      52
AOL INC                        COM              00184X105        0        3 SH       DEFINED                                       3
AVID TECHNOLOGY INC            COM              05367P100        1       75 SH       DEFINED                                      75
BOEING CO                      COM              097023105       14      225 SH       DEFINED                                     225
BRISTOL MYERS SQUIBB CO        COM              110122108        3      100 SH       DEFINED                                     100
CATERPILLAR INC DEL            COM              149123101        3       35 SH       DEFINED                                      35
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106        1       76 SH       DEFINED                                      76
CITIGROUP INC                  COM NEW          172967424        0       11 SH       DEFINED                                      11
COMCAST CORP NEW               CL A             20030N101        1       48 SH       DEFINED                                      48
DWS HIGH INCOME OPPORT FD IN   COM NEW          23339M204        3      250 SH       DEFINED                                     250
FIRSTHAND TECH VALUE FD INC    COM              33766Y100        1       90 SH       DEFINED                                      90
FORD MTR CO DEL                COM PAR $0.01    345370860        8      800 SH       DEFINED                                     800
FREEPORT-MCMORAN COPPER & GO   COM              35671D857        1       46 SH       DEFINED                                      46
GOLDMAN SACHS GROUP INC        COM              38141G104        2       20 SH       DEFINED                                      20
INTEL CORP                     COM              458140100        2      105 SH       DEFINED                                     105
ISHARES TR                     BARCLYS CR BD    464288620     3109    28855 SH       DEFINED                                   28855
ISHARES TR                     BARCLYS TIPS BD  464287176     2282    19962 SH       DEFINED                                   19962
ISHARES TR                     DJ INTL SEL DIVD 464288448        1       42 SH       DEFINED                                      42
ISHARES TR                     MSCI EAFE INDEX  464287465     5857   122591 SH       DEFINED                                  122591
ISHARES TR                     MSCI EMERG MKT   464287234        3       75 SH       DEFINED                                      75
ISHARES TR                     S&P 500 INDEX    464287200        7       65 SH       DEFINED                                      65
ISHARES TR                     S&P MIDCAP 400   464287507     2677    34325 SH       DEFINED                                   34325
ISHARES TR                     S&P SMLCAP 600   464287804     1261    21549 SH       DEFINED                                   21549
KRAFT FOODS INC                CL A             50075N104        1       27 SH       DEFINED                                      27
MAGNUM HUNTER RES CORP DEL     COM              55973B102        0       27 SH       DEFINED                                      27
NUVEEN QUALITY PFD INCOME FD   COM              67071S101        1      198 SH       DEFINED                                     198
PFIZER INC                     COM              717081103        3      166 SH       DEFINED                                     166
PHILIP MORRIS INTL INC         COM              718172109        2       40 SH       DEFINED                                      40
PIMCO HIGH INCOME FD           COM SHS          722014107        1      112 SH       DEFINED                                     112
POWERSHARES ETF TRUST          HI YLD EQ DVDN   73935X302        2      186 SH       DEFINED                                     186
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297        2       80 SH       DEFINED                                      80
SALIX PHARMACEUTICALS INC      NOTE 2.750% 5/1  795435AC0        2     2000 SH       DEFINED                                    2000
SCHLUMBERGER LTD               COM              806857108        2       35 SH       DEFINED                                      35
SEALY CORP                     COM              812139301        1      375 SH       DEFINED                                     375
SIRIUS XM RADIO INC            COM              82967N108        1      970 SH       DEFINED                                     970
SPDR S&P 500 ETF TR            TR UNIT          78462F103    10435    92219 SH       DEFINED                                   92219
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     1481    24641 SH       DEFINED                                   24641
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1666    46028 SH       DEFINED                                   46028
TIME WARNER CABLE INC          COM              88732J207        1        8 SH       DEFINED                                       8
TIME WARNER INC                COM NEW          887317303        1       37 SH       DEFINED                                      37
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2546    31272 SH       DEFINED                                   31272
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     7289    87047 SH       DEFINED                                   87047
VANGUARD INDEX FDS             LARGE CAP ETF    922908637        0        1 SH       DEFINED                                       1
VANGUARD INDEX FDS             MID CAP ETF      922908629        0        1 SH       DEFINED                                       1
VANGUARD INDEX FDS             REIT ETF         922908553     1833    36033 SH       DEFINED                                   36033
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775        0        1 SH       DEFINED                                       1
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2124    59272 SH       DEFINED                                   59272
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844        2       32 SH       DEFINED                                      32